SHARE BASED PAYMENTS	6 Months Ended
Jun. 30, 2019
SHARE BASED PAYMENTS
SHARE BASED PAYMENTS

NOTE 16 — SHARE-BASED PAYMENTS

The Company recognized share-based compensation expense of $0.3 million and $0.2 million during the six month ended 30 June 2019 and 2018, respectively, comprised of RSUs (equity-settled) and deferred cash awards (cash-settled).

Restricted Share Units

This information is summarised for the Group for the six months ended 30 June 2019 below:

		Weighted Average Fair
	Number	Value at Measurement
	of RSUs	Date A$
Outstanding as at 31 December 2018	9,133,930	0.47
Issued or Issuable	3,837,480	0.32
Converted to ordinary shares	(104,995)	0.91
Forfeited	(1,009,592)	1.77
Outstanding at 30 June 2019	11,856,823	0.33

Deferred Cash Awards

Under the deferred cash plan, awards vest between 0%‑300%, through appreciation in the price of Sundance’s ordinary shares over a one to three year period.  The expense recorded for the deferred cash awards was not material for the six months ended 30 June 2019 and 2018.

Amount
of Deferred
Cash Awards (US$)
Outstanding as at 31 December 2018	523,163
Granted	—
Vested and paid in cash	—
Forfeited	(8,667)
Outstanding as at 30 June 2019	514,496